Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2026
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2025
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥14,974	¥(12,745)	¥(1,759)	¥470

	Billions of yen
	March 31, 2026
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥19,414	¥(16,606)	¥(2,104)	¥704

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2025
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥110,348	¥2,572	¥3,069
Interest rate contracts	3,814,576	12,424	11,509
Credit contracts	59,408	304	382
Foreign exchange contracts	484,797	4,363	4,186
Other contracts	904	11	50

Total	¥4,470,033	¥19,674	¥19,196

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥3,182	¥4	¥138
Foreign exchange contracts	183	—	8

Total	¥3,365	¥4	¥146

Total derivatives	¥4,473,398	¥19,678	¥19,342

		Billions of yen
		March 31, 2026
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥127,843	¥3,053	¥3,571
Interest rate contracts	4,646,591	15,803	14,515
Credit contracts	90,918	394	559
Foreign exchange contracts	595,071	5,741	5,349
Other contracts	820	9	37

Total	¥5,461,243	¥25,000	¥24,031

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥3,874	¥3	¥119
Foreign exchange contracts	220	3	—

Total	¥4,094	¥6	¥119

Total derivatives	¥5,465,337	¥25,006	¥24,150

———————
(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
The amounts reported include derivatives used for
non-trading
purposes other than those designated as formal fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant as of March 31, 2025 and March 31, 2026.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2025		March 31, 2026
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥1,094	¥1,185	¥1,736	¥2,041
Exchange-traded	1,478	1,884	1,317	1,530
Interest rate contracts
OTC settled bilaterally	10,243	9,476	11,509	10,347
OTC centrally-cleared	2,163	2,140	4,296	4,263
Exchange-traded	22	31	1	25
Credit contracts
OTC settled bilaterally	265	345	373	533
OTC centrally-cleared	38	36	21	23
Exchange-traded	1	1	0	3
Foreign exchange contracts
OTC settled bilaterally	4,363	4,194	5,744	5,349
Other contracts
OTC settled bilaterally	8	49	9	35
Exchange-traded	3	1	0	2

Total gross derivative balances (2)	¥19,678	¥19,342	¥25,006	¥24,151
Less: Amounts offset in the consolidated balance sheets (3)	(17,711)	(17,361)	(22,113)	(21,731)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,967	¥1,981	¥2,893	¥2,420

Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	¥(713)	¥(554)	¥(872)	¥(449)

Net amount	¥1,254	¥1,427	¥2,021	¥1,971

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2025, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥609 billion and ¥832 billion, respectively. As of March 31, 2026, the gross balance of such derivative assets and derivative liabilities was ¥1,027 billion and ¥1,206 billion, respectively.

(3)
Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20
and ASC 815. As of March 31, 2025, Nomura offset a total of ¥1,740 billion of cash collateral receivables against net derivative liabilities and ¥2,090 billion of cash collateral payables against net derivative assets. As of March 31, 2026, Nomura offset a total of ¥2,035 billion of cash collateral receivables against net derivative liabilities and ¥2,416 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2025, a total of ¥343 billion of cash collateral receivables and ¥1,043 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2026, a total of ¥399 billion of cash collateral receivables and ¥1,300 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Year ended March 31
	2024	2025	2026
Derivatives used for trading and non-trading purposes (1) :
Equity contracts	¥(194)	¥(2)	¥(272)
Interest rate contracts	468	(189)	106
Credit contracts	12	27	46
Foreign exchange contracts	142	140	(175)
Other contracts	27	11	46

Total	¥455	¥(13)	¥(249)

(1)
Includes net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the year ended March 31, 2024, 2025 and 2026, net gains (losses) for these non-trading
derivatives were not significant.

Schedule of carrying value hedged items

	Billions of yen
Balance sheet line item in which the hedged item is included:	Carrying amount of the hedged liabilities		Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged liabilities		Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued
	March 31, 2025	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025	March 31, 2026
Long-term borrowings	¥3,057	¥3,493	¥122	¥113	¥3	¥3

Total	¥3,057	¥3,493	¥122	¥113	¥3	¥3

Fair value hedges
The following tables present gains (losses) included in the consolidated statements of income for the years ended March 31, 2024, 2025 and 2026 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Year ended March 31
	2024	2025	2026
Derivatives designated as hedging instruments:
Interest rate contracts	¥(39)	¥85	¥17

Total	¥(39)	¥85	¥17

	Billions of yen
	Year ended March 31
	2024	2025	2026
Hedged items :
Long-term borrowings	¥39	¥(85)	¥(17)

Total	¥39	¥(85)	¥(17)

Net investment hedges
The following table presents gains (losses) from derivatives designated as net investment hedges included in the consolidated statements of comprehensive income for the years ended March 31, 2024, 2025 and 2026.

	Billions of yen
	Year ended March 31
	2024	2025	2026
Hedging instruments:
Foreign exchange contracts	¥3	¥(2)	¥(10)

Total	¥3	¥(2)	¥(10)

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2025
	Carrying value (1) (Asset) / Liability	Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
		Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(156)	¥11,480	¥1,730	¥3,124	¥4,963	¥1,663	¥(6,711)
Credit default swap indices	(221)	15,488	1,465	3,168	7,877	2,978	(8,097)
Other credit risk related portfolio products	28	1,236	124	464	571	77	(785)
Credit-risk related options and swaptions	0	171	—	11	79	81	(42)

Total	¥(349)	¥28,375	¥3,319	¥6,767	¥13,490	¥4,799	¥(15,635)

	Billions of yen
	March 31, 2026
	Carrying value (1) (Asset) / Liability	Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
		Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(277)	¥23,468	¥2,229	¥6,782	¥11,699	¥2,758	¥(17,962)
Credit default swap indices	(617)	42,499	2,859	9,014	25,640	4,986	(33,274)
Other credit risk related portfolio products	(49)	1,824	177	881	568	198	(1,029)
Credit-risk related options and swaptions	(1)	419	6	2	374	37	(219)

Total	¥(944)	¥68,210	¥5,271	¥16,679	¥38,281	¥7,979	¥(52,484)

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of the underlyings since
inception of the credit derivatives.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2025
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥571	¥1,855	¥3,488	¥4,213	¥655	¥698	¥11,480
Credit default swap indices	32	38	3,958	10,256	277	927	15,488
Other credit risk-related portfolio products	—	—	24	748	20	444	1,236
Credit risk-related options and swaptions	—	—	—	127	—	44	171

Total	¥603	¥1,893	¥7,470	¥15,344	¥952	¥2,113	¥28,375

	Billions of yen
	March 31, 2026
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥133	¥2,999	¥7,182	¥9,459	¥2,406	¥1,289	¥23,468
Credit default swap indices	46	2,702	6,605	19,626	720	12,800	42,499
Other credit risk-related portfolio products	—	13	3	959	27	822	1,824
Credit risk-related options and swaptions	—	14	130	—	2	273	419

Total	¥179	¥5,728	¥13,920	¥30,044	¥3,155	¥15,184	¥68,210

(1)	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.

Relevant transactions outstanding	The following table provides information about relevant transactions outstanding as of March 31, 2025 and March 31, 2026.

	Millions of yen
	March 31
	2025	2026
Gross cash proceeds received at transfer dates	¥60,715	¥31,321
Fair value of transferred securities at transfer dates	¥60,591	¥31,278
Fair value of transferred securities at reporting dates	¥41,101	¥16,997
Gross derivative liabilities arising from the transactions at reporting dates (1)	¥19,401	¥14,221

(1)
Amounts are presented on a gross basis, before the application of counterparty offsetting and are reported within
Trading liabilities
in the consolidated balance sheets as of March 31, 2025 and March 31, 2026. Of these gross derivative liability amounts,
¥19,401
million and
¥
14,221 million are included in interest rate contracts used for trading purposes as of March 31, 2025 and March 31, 2026 respectively as disclosed in Note 3 “
Derivative in
strum
ents and hedging activities
.
”